Semi Annual Report


Templeton Global
Smaller Companies Fund, Inc.

                                                        February 28, 2001

[FRANKLIN TEMPLETON INVESTMENTS LOGO]

PAGE


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


                           [PICTURE OF TUCKER SCOTT]
                                  TUCKER SCOTT


                           [PICTURE OF SIMON RUDOLPH]
                                 SIMON RUDOLPH


                         [PICTURE OF CYNTHIA SWEETING]
                                CYNTHIA SWEETING

                               Portfolio Managers
                  Templeton Global Smaller Companies Fund, Inc.


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SHAREHOLDER LETTER

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Your Fund's Goal: Templeton Global Smaller Companies Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund invests mainly in the equity securities of smaller companies located anywhere in the world, including emerging markets.
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Dear Shareholder:

This semiannual report of Templeton Global Smaller Companies Fund covers the period ended February 28, 2001. During the six months under review, significant investor attention focused on the state of the U.S. economy, amid growing evidence that it was slowing down. Indeed, economic data released over the last few months suggested that it was slowing more rapidly than expected, prompting the U.S. Federal Reserve Board (the Fed) to cut interest rates.

For much of the period, technology, media and telecommunications (TMT) shares led markets lower, as investors became scared of the high valuations, such as price to sales, and large number of negative earnings surprises. We firmly believe that cash and earnings, not



The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 13.


CONTENTS

Shareholder Letter ..................    1

Performance Summary .................    6

Financial Highlights &
Statement of Investments ............    9

Financial Statements ................   19

Notes to Financial
Statements ..........................   22



[INVESTMENT PYRAMID GRAPHIC]
PAGE
GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
2/28/01

[PIE CHART]

Europe                                     38.6%
North America                              28.6%
Asia                                       20.9%
Latin America                               5.1%
Short-Term Investments & Other Net Assets   6.8%

revenues, should be the principal basis of valuation. As such, our exposure to the TMT industries was very selective, although we did not hesitate to add companies with viable long-term business plans. Continued market volatility should be helpful in unearthing more such companies.

Within this demanding environment, Templeton Global Smaller Companies Fund - Class A posted a six-month cumulative total return of -7.63%, as shown in the Performance Summary beginning on page 6. This compares favorably with the Fund's benchmark, the Morgan Stanley Capital International (MSCI(R)) World Index, which fell 17.02% for the period.(1) The reason for the outperformance relative to the benchmark is simple -- we avoided fashionable but highly priced stocks and concentrated on opportunities in the world's out-of-favor markets and sectors. We also focused our attention on long-term opportunities, rather than speculating on short-term market movements. Patient and disciplined value investing has been Templeton's hallmark for many years, and it is appropriate to emphasize that this philosophy continues to drive our stock selection process.

During the period under review, the Fund benefited from a number of companies' solid performances. In New Zealand, Fletcher Challenge Energy was subject to a takeover bid, and its share price appreciated significantly. The share prices of German clothing manufacturer Hugo Boss and Hong Kong apparel

1. Source: Standard and Poor's Micropal. The unmanaged MSCI World Index tracks the performance of approximately 1,450 securities in 22 countries and is designed to measure world stock performance. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2
PAGE
company Li & Fung rose as investors began to appreciate these companies' excellent operating performance. In China, Guangdong Electric Power Development increased strongly, underpinned by the Chinese stock market's robust rally.

Over the past six months, the Fund accumulated positions in a number of companies where, in our view, the share price did not reflect the enterprise's underlying value. Examples include Austrian bank Erste Bank der Oester Sparkassen, Mexican airport operator Grupo Aeroportuario and Kempen, a Dutch Merchant Bank. At the same time, we sold or reduced positions in those companies where the prospects appeared to have been fully discounted, including Dutch plastics manufacturer Samas, Swiss supply chain manufacturer Swisslog, U.K. machinery producer Weir Group, and New Zealand oil and gas exploration and production company Fletcher Challenge Energy.

Looking forward, the degree and length of any U.S. economic slowdown will have a significant impact on all geographic regions, not just the U.S. For example, in Asia, a U.S. economic downturn will impact countries that generate significant exports to the U.S., such as South Korea and Taiwan. It is likewise important to Europe, although a more significant part of exports are intra-region. The likelihood that Europe will grow more quickly than the U.S. in 2001 has also helped to boost the euro's value in the past three months. In Latin America, countries such as Argentina and Brazil, which have

  TOP 10 HOLDINGS
  2/28/01

  COMPANY                                           % OF TOTAL
  INDUSTRY, COUNTRY                                 NET ASSETS
--------------------------------------------------------------
  Giordano International Ltd.                          4.0%
  Specialty Retail, Hong Kong

  Li & Fung Ltd.                                       3.2%
  Distributors, Hong Kong

  National Bank of Canada                              2.3%
  Banks, Canada

  Radian Group Inc.                                    2.1%
  Insurance, U.S.

  Hugo Boss AG, pfd.                                   2.1%
  Textiles & Apparel, Germany

  Weir Group PLC                                       2.0%
  Machinery, U.K.

  Gurit Heberlein AG, Br.                              1.9%
  Chemicals, Switzerland

  Scholastic Corp.                                     1.9%
  Media, U.S.

  Internatio-Muller NV                                 1.8%
  Trading Companies &
  Distributors, Netherlands

  Alberto-Culver Co., A                                1.8%
  Household Products, U.S.


                                                                               3
PAGE
low exposure to the U.S. economy, should benefit, as lower interest rates should reduce their financing costs and cost of capital.

Of course, there are special risks associated with global investments in smaller companies, and these risks are heightened in emerging markets. These include political, social and economic uncertainties, price volatility, illiquidity, currency fluctuation and limited product lines, markets, or financial and management resources. In addition, emerging markets are relatively small and less liquid. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, the MSCI Mexico Free Index has increased 1,364% in the past 13 calendar years, but has suffered five quarterly declines of more than 15% during that time.(2) The short-term price volatility of smaller companies and emerging markets can be disconcerting, and declines in excess of 50% are not unusual in emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.


2. Source: Standard and Poor's Micropal. Based on quarterly percentage price change over 13 years ended 12/31/00. Market return is measured in U.S. dollars and does not include reinvested dividends. The unmanaged MSCI Mexico Free Index reflects actual buyable opportunities for global investors by taking into account local market restrictions on share ownership by foreign investors. The index is capitalization-weighted.


4
PAGE
Thank you for investing in Templeton Global Smaller Companies Fund. We appreciate your support and welcome your comments and suggestions.

Sincerely,

/s/ Tucker Scott
Tucker Scott


/s/ Simon Rudolph
Simon Rudolph


/s/ Cynthia Sweeting
Cynthia Sweeting

Portfolio Management Team
Templeton Global Smaller Companies Fund, Inc.

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This discussion reflects our views, opinions and portfolio holdings as of
February 28, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
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                                                                               5
PAGE


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CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to
7/1/92, Fund shares were offered at a higher initial sales charge; thus actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
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PERFORMANCE SUMMARY AS OF 2/28/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                        CHANGE         2/28/01   8/31/00
----------------------------------------------------------------
Net Asset Value (NAV)           -$0.86         $6.44     $7.30
Distributions
  (9/1/00 - 2/28/01)
Dividend Income                $0.1020
Short-Term Capital Gain        $0.1412
Long-Term Capital Gain         $0.0444
                               -------
      Total                    $0.2876

CLASS B                        CHANGE         2/28/01   8/31/00
----------------------------------------------------------------
Net Asset Value (NAV)           -$0.85         $6.35     $7.20
Distributions
  (9/1/00 - 2/28/01)
Dividend Income                $0.0808
Short-Term Capital Gain        $0.1412
Long-Term Capital Gain         $0.0444
                               -------
      Total                    $0.2664

CLASS C                        CHANGE         2/28/01   8/31/00
----------------------------------------------------------------
Net Asset Value (NAV)           -$0.83         $6.36     $7.19
Distributions
  (9/1/00 - 2/28/01)
Dividend Income                $0.0594
Short-Term Capital Gain        $0.1412
Long-Term Capital Gain         $0.0444
                               -------
      Total                    $0.2450

ADVISOR CLASS                  CHANGE         2/28/01   8/31/00
----------------------------------------------------------------
Net Asset Value (NAV)           -$0.86         $6.45     $7.31
Distributions
  (9/1/00 - 2/28/01)
Dividend Income                $0.1151
Short-Term Capital Gain        $0.1412
Long-Term Capital Gain         $0.0444
                               -------
      Total                    $0.3007

6
PAGE
PERFORMANCE

CLASS A                                 6-MONTH        1-YEAR        5-YEAR        10-YEAR
-------------------------------------------------------------------------------------------------
Cumulative Total Return(1)               -7.63%        -6.86%        14.20%        118.49%

Average Annual Total Return(2)          -12.99%       -12.20%         1.49%          7.49%

Value of $10,000 Investment(3)          $8,701        $8,780       $10,766        $20,599

Avg. Ann. Total Return (3/31/01)(4)                   -22.49%        -0.68%          5.99%


                                                                       INCEPTION
CLASS B                                 6-MONTH        1-YEAR           (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                 -7.91%        -7.66%            2.35%

Average Annual Total Return(2)            -11.44%       -11.19%           -0.17%

Value of $10,000 Investment(3)            $8,856        $8,881           $9,964

Avg. Ann. Total Return (3/31/01)(4)                     -21.43%           -4.18%


                                                                                        INCEPTION
CLASS C                                 6-MONTH        1-YEAR           5-YEAR           (5/1/95)
-------------------------------------------------------------------------------------------------
Cumulative Total Return(1)              -7.96%         -7.57%           9.77%            28.29%

Average Annual Total Return(2)          -9.72%         -9.35%           1.68%             4.18%

Value of $10,000 Investment(3)          $9,028        $9,065          $10,868          $12,700

Avg. Ann. Total Return (3/31/01)(4)                   -19.88%          -0.45%             2.51%


ADVISOR CLASS(5)                          6-MONTH      1-YEAR          5-YEAR             10-YEAR
-------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                 -7.42%      -6.52%          15.95%             121.84%

Average Annual Total Return(2)             -7.42%      -6.52%           3.00%               8.29%

Value of $10,000 Investment(3)            $9,258      $9,348         $11,595             $22,184

Avg. Ann. Total Return (3/31/01)(4)                   -17.52%           0.82%               6.78%

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 0.45% and 0.11%.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


                                                                               7
PAGE

TEMPLETON GLOBAL SMALLER
COMPANIES FUND, INC.


CLASS A

If you had invested $10,000 in Templeton Global Smaller Companies Fund - Class A at inception, it would have been worth $80,660 on February 28, 2001. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on June 1, 1981 (inception), reflecting the current, maximum sales charge and applicable fees and expenses with income dividends and capital gains reinvested as shown through February 28, 2001.*


[Class A Graph]
This logarithmic mountain chart shows the value of a $10,000 investment if capital gains and dividends were reinvested, if capital gains were reinvested and if dividends were reinvested in Templeton Global Smaller Companies Fund Class A compared with the CPI, from inception on June 1, 1981, through February 28, 2001.*


                  PRINCIPAL +  PRINCIPAL +  TOTAL     CPI     PRINCIPAL   INCOME    CAPITAL
                  DIVIDENDS    CAP GAINS    VALUE                                    GAIN
---------------------------------------------------------------------------------------------
  06/01/1981       $ 9,423      $ 9,423    $ 9,423   $10,000   $ 9,423   $     0   $     0
  12/31/1981       $ 9,352      $ 9,155    $ 9,356   $10,464   $ 9,151   $   201   $     4
  12/31/1982       $12,214      $12,014    $12,720   $10,865   $11,508   $   706   $   506
  12/31/1983       $15,332      $16,408    $17,674   $11,277   $14,066   $ 1,266   $ 2,342
  12/31/1984       $14,603      $16,158    $17,746   $11,722   $13,015   $ 1,588   $ 3,143
  12/31/1985       $17,722      $20,781    $23,186   $12,167   $15,317   $ 2,405   $ 5,464
  12/31/1986       $20,149      $24,221    $27,562   $12,301   $16,808   $ 3,341   $ 7,413
  12/31/1987       $16,905      $20,912    $24,362   $12,846   $13,455   $ 3,450   $ 7,457
  12/31/1988       $19,693      $26,700    $31,381   $13,414   $15,012   $ 4,681   $11,688
  12/31/1989       $22,533      $30,945    $36,984   $14,038   $16,494   $ 6,039   $14,451
  12/31/1990       $17,661      $25,865    $31,190   $14,895   $12,336   $ 5,325   $13,529
  12/31/1991       $22,989      $36,012    $43,515   $15,351   $15,486   $ 7,503   $20,526
  12/31/1992       $19,720      $38,044    $45,120   $15,796   $12,644   $ 7,076   $25,400
  12/31/1993       $26,204      $49,740    $59,490   $16,231   $16,454   $ 9,750   $33,286
  12/31/1994       $25,125      $46,936    $56,761   $16,664   $15,300   $ 9,825   $31,636
  12/31/1995       $26,728      $55,765    $66,780   $17,087   $15,713   $11,015   $40,052
  12/31/1996       $30,417      $68,327    $81,529   $17,655   $17,215   $13,202   $51,112
  12/31/1997       $31,228      $73,092    $87,289   $17,955   $17,031   $14,197   $56,061
  12/31/1998       $27,764      $64,042    $77,349   $18,244   $14,457   $13,307   $49,585
  12/31/1999       $30,204      $69,624    $85,165   $18,733   $14,663   $15,541   $54,961
  12/31/2000       $27,666      $63,192    $78,029   $19,368   $12,829   $14,837   $50,363
  02/28/2001       $28,599      $65,323    $80,660   $19,567   $13,262   $15,337   $52,061


* Cumulative total return represents the change in value of an investment over the indicated period. All figures reflect the current, maximum 5.75% initial sales charge. Prior to 7/1/92, these shares were offered at a higher initial sales charge. Thus, actual total return for purchasers of shares during the periods shown may differ. Effective 1/1/93, the Fund's Class A shares implemented a Rule 12b-1 plan, which will affect subsequent performance.

Except as noted, all figures assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The historical data shown above pertain only to the Fund's Class A shares. The Fund offers three other share classes, subject to different fees and expenses, which affect their performance. Please see the prospectus for more details.


              Past performance does not guarantee future results.

8
PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights

                                                                                CLASS A
                                         -------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                          YEAR ENDED AUGUST 31,
                                         FEBRUARY 28, 2001    ----------------------------------------------------------------
                                            (UNAUDITED)         2000         1999          1998          1997          1996
                                         -------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout
  the period)
Net asset value, beginning of
  period.............................           $7.30            $7.40         $6.90         $9.53         $8.55         $8.77
                                         -------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)........              --***           .11           .13           .16           .13           .16
 Net realized and unrealized gains
   (losses)..........................            (.57)             .35           .66         (2.07)         1.77           .72
                                         -------------------------------------------------------------------------------------
Total from investment operations.....            (.57)             .46           .79         (1.91)         1.90           .88
                                         -------------------------------------------------------------------------------------
Less distributions from:
 Net investment income...............            (.10)            (.17)         (.11)         (.13)         (.13)         (.12)
 Net realized gains..................            (.19)            (.39)         (.18)         (.59)         (.79)         (.98)
                                         -------------------------------------------------------------------------------------
Total distributions..................            (.29)            (.56)         (.29)         (.72)         (.92)        (1.10)
                                         -------------------------------------------------------------------------------------
Net asset value, end of period.......           $6.44            $7.30         $7.40         $6.90         $9.53         $8.55
                                         =====================================================================================
Total Return*........................         (7.63)%            7.09%        11.96%      (21.64)%        24.20%        11.69%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)....        $724,359         $952,784    $1,059,988    $1,275,313    $1,881,547    $1,544,214
Ratios to average net assets:
 Expenses............................           1.40%**          1.37%         1.39%         1.27%         1.30%         1.27%
 Net investment income (loss)........          (.15)%**          1.60%         1.90%         1.69%         1.43%         1.93%
Portfolio turnover rate..............          14.38%           27.19%        14.04%        23.52%        25.60%        32.71%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
***Actual net investment loss per share is (.005).
+Based on average weighted shares outstanding effective year ended August 31, 1999.
                                                                               9
PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (continued)

                                                                                   CLASS B
                                                                ----------------------------------------------
                                                                SIX MONTHS ENDED        YEAR ENDED AUGUST 31,
                                                                FEBRUARY 28, 2001      -----------------------
                                                                   (UNAUDITED)           2000          1999+
                                                                ----------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................           $7.20              $7.36          $7.02
                                                                ----------------------------------------------
Income from investment operations:
 Net investment income (loss)...............................            (.03)               .07            .07
 Net realized and unrealized gains (losses).................            (.55)               .32            .27
                                                                ----------------------------------------------
Total from investment operations............................            (.58)               .39            .34
                                                                ----------------------------------------------
Less distributions from:
 Net investment income......................................            (.08)              (.16)            --
 Net realized gains.........................................            (.19)              (.39)            --
                                                                ----------------------------------------------
Total distributions.........................................            (.27)              (.55)            --
                                                                ----------------------------------------------
Net asset value, end of period..............................           $6.35              $7.20          $7.36
                                                                ==============================================
Total Return*...............................................         (7.91)%              6.01%          4.84%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................            $317               $519           $220
Ratios to average net assets:
 Expenses...................................................           2.13%**            2.11%          2.21%**
 Net investment income (loss)...............................          (.92)%**             .98%          1.38%**
Portfolio turnover rate.....................................          14.38%             27.19%         14.04%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period January 1, 1999 (effective date) to August 31, 1999.
++Based on average weighted shares outstanding.
 10
PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (continued)

                                                                               CLASS C
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                          FEBRUARY 28, 2001      ----------------------------------------------------------
                                             (UNAUDITED)          2000         1999         1998         1997         1996
                                          ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout
  the period)
Net asset value, beginning of
  period..............................           $7.19             $7.27        $6.78        $9.42        $8.47       $8.75
                                          ---------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss).........            (.02)              .05          .08          .08          .07         .13
 Net realized and unrealized gains
   (losses)...........................            (.56)              .35          .65        (2.05)        1.75         .67
                                          ---------------------------------------------------------------------------------
Total from investment operations......            (.58)              .40          .73        (1.97)        1.82         .80
                                          ---------------------------------------------------------------------------------
Less distributions from:
 Net investment income................            (.06)             (.09)        (.06)        (.08)        (.08)       (.10)
 Net realized gains...................            (.19)             (.39)        (.18)        (.59)        (.79)       (.98)
                                          ---------------------------------------------------------------------------------
Total distributions...................            (.25)             (.48)        (.24)        (.67)        (.87)      (1.08)
                                          ---------------------------------------------------------------------------------
Net asset value, end of period........           $6.36             $7.19        $7.27        $6.78        $9.42       $8.47
                                          =================================================================================
Total Return*.........................         (7.96)%             6.15%       11.28%      (22.44)%      23.42%      10.74%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).....         $16,850           $20,729      $29,523      $38,287      $43,071      $15,483
Ratios to average net assets:
 Expenses.............................           2.14%**           2.11%        2.13%        2.03%        2.05%       2.07%
 Net investment income (loss).........          (.86)%**            .79%        1.11%         .96%         .75%       1.23%
Portfolio turnover rate...............          14.38%            27.19%       14.04%       23.52%       25.60%      32.71%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+Based on average weighted shares outstanding effective year ended August 31, 1999.
                                                                              11
PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (continued)

                                                                                ADVISOR CLASS
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS ENDED                    YEAR ENDED AUGUST 31,
                                                   FEBRUARY 28, 2001      ------------------------------------------------
                                                      (UNAUDITED)           2000          1999          1998        1997+
                                                   -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period...........                $7.31         $7.42         $6.91         $9.55       $8.33
                                                   -----------------------------------------------------------------------
Income from investment operations:
 Net investment income.........................                   --***        .14           .16           .16         .10
 Net realized and unrealized gains (losses)....                 (.56)          .34           .65         (2.06)       1.12
                                                   -----------------------------------------------------------------------
Total from investment operations...............                 (.56)          .48           .81         (1.90)       1.22
                                                   -----------------------------------------------------------------------
Less distributions from:
 Net investment income.........................                 (.11)         (.20)         (.12)         (.15)         --
 Net realized gains............................                 (.19)         (.39)         (.18)         (.59)         --
                                                   -----------------------------------------------------------------------
Total distributions............................                 (.30)         (.59)         (.30)         (.74)         --
                                                   -----------------------------------------------------------------------
Net asset value, end of period.................                $6.45         $7.31         $7.42         $6.91       $9.55
                                                   =======================================================================
Total Return*..................................              (7.42)%         7.34%        12.33%      (21.51)%      14.65%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..............               $9,515       $10,234        $6,236        $7,185      $7,895
Ratios to average net assets:
 Expenses......................................                1.15%**       1.12%         1.14%         1.03%       1.05%**
 Net investment income.........................                 .11%**       1.93%         2.26%         1.97%       2.18%**
Portfolio turnover rate........................               14.38%        27.19%        14.04%        23.52%      25.60%

*Total return is not annualized.
**Annualized.
***Actual net investment income per share is .003.
+For the period January 2, 1997 (effective date) to August 31, 1997.
++Based on average weighted shares outstanding effective year ended August 31, 1999.
                       See Notes to Financial Statements.
 12
PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2001 (UNAUDITED)

                                                                       COUNTRY              SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 90.2%
AIR FREIGHT & COURIERS .2%
Airborne Inc. ..............................................        United States             162,000     $  1,671,840
                                                                                                          ------------
*AIRLINES .7%
Grupo Aeroportuario del Sereste, B, ADR.....................            Mexico                308,000        5,584,040
                                                                                                          ------------
AUTO COMPONENTS 2.3%
Grupo Industrial Saltillo SA, B.............................            Mexico              2,371,350        2,128,229
Laird Group PLC.............................................        United Kingdom          2,900,000       12,463,944
*Weifu High-Technology Co. Ltd., B..........................            China               5,478,565        2,542,649
                                                                                                          ------------
                                                                                                            17,134,822
                                                                                                          ------------
BANKS 3.8%
Erste Bank der Oester Sparkassen AG.........................           Austria                219,010       11,278,482
National Bank of Canada.....................................            Canada                893,200       17,271,178
                                                                                                          ------------
                                                                                                            28,549,660
                                                                                                          ------------
BEVERAGES 1.8%
Grupo Continental SA........................................            Mexico              6,517,000        9,320,552
PanAmerican Beverages Inc., A...............................            Mexico                234,400        4,266,080
                                                                                                          ------------
                                                                                                            13,586,632
                                                                                                          ------------
BUILDING PRODUCTS 1.2%
Hepworth PLC................................................        United Kingdom          1,680,600        6,859,493
Heywood Williams Group PLC..................................        United Kingdom            800,000        2,059,536
                                                                                                          ------------
                                                                                                             8,919,029
                                                                                                          ------------
CHEMICALS 4.3%
Energia e Industrias Aragonesas Eia SA......................            Spain               1,641,000        7,092,594
Gurit Heberlein AG, Br. ....................................         Switzerland               14,900       14,589,528
Omnova Solutions Inc. ......................................        United States             641,000        4,390,850
Schuttersveld NV............................................         Netherlands              217,194        3,275,596
*Ucar International Inc. ...................................        United States             200,000        2,600,000
                                                                                                          ------------
                                                                                                            31,948,568
                                                                                                          ------------
COMMERCIAL SERVICES & SUPPLIES 2.4%
Arcadis NV..................................................         Netherlands              493,865        4,200,961
Galileo International Inc. .................................        United States             300,000        6,825,000
Observer AB, A..............................................            Sweden                225,400        2,245,522
Observer AB, B..............................................            Sweden                480,400        4,883,603
                                                                                                          ------------
                                                                                                            18,155,086
                                                                                                          ------------
COMMUNICATIONS EQUIPMENT .9%
+*Latitude Communications Inc. .............................        United States           1,080,600        3,410,644
VTech Holdings Ltd. ........................................          Hong Kong             4,533,000        3,225,445
                                                                                                          ------------
                                                                                                             6,636,089
                                                                                                          ------------

                                                                              13
PAGE
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2001 (UNAUDITED) (CONT.)

                                                                       COUNTRY              SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
CONSTRUCTION & ENGINEERING .6%
Okumura Corp. ..............................................            Japan                 933,000     $  3,301,036
Wai Kee Holdings Ltd. ......................................          Hong Kong            17,848,000          983,941
                                                                                                          ------------
                                                                                                             4,284,977
                                                                                                          ------------
CONSTRUCTION MATERIALS 1.8%
Gujarat Ambuja Cements Ltd. ................................            India               2,434,480        9,841,459
Gujarat Ambuja Cements Ltd., GDR, 144A......................            India                  82,600          338,660
*Siam City Cement Public Co. Ltd., fgn. ....................           Thailand             1,184,600        3,301,254
                                                                                                          ------------
                                                                                                            13,481,373
                                                                                                          ------------
DISTRIBUTORS 3.4%
*Daisytek International Corp. ..............................        United States             150,000        1,347,656
Li & Fung Ltd. .............................................          Hong Kong            13,149,000       23,938,230
Scribona AB, B..............................................            Sweden                134,100          252,196
                                                                                                          ------------
                                                                                                            25,538,082
                                                                                                          ------------
DIVERSIFIED FINANCIALS 3.1%
Athlon Groep NV.............................................         Netherlands              585,840        7,165,217
BPI Socieda de Gestora de Participacoes Socias SA...........           Portugal             1,506,150        4,903,093
ICICI Ltd., ADR.............................................            India                 667,000        8,777,720
*Kempen & Co. NV............................................         Netherlands               42,800        2,737,408
                                                                                                          ------------
                                                                                                            23,583,438
                                                                                                          ------------
ELECTRIC UTILITIES .5%
Guangdong Electric Power Development Co. Ltd., B............            China               8,713,917        3,854,282
                                                                                                          ------------
ELECTRICAL EQUIPMENT 1.4%
Draka Holding NV............................................         Netherlands              183,464        8,351,313
Twentsche Kabel Holdings NV.................................         Netherlands               80,893        2,492,037
                                                                                                          ------------
                                                                                                            10,843,350
                                                                                                          ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS .6%
Varitronix International Ltd. ..............................          Hong Kong             4,700,000        4,790,446
                                                                                                          ------------
FOOD PRODUCTS 3.4%
Devro PLC...................................................        United Kingdom          2,270,000        1,735,174
Geest PLC...................................................        United Kingdom          1,180,000        9,147,485
Kamps AG....................................................           Germany                300,000        2,979,502
Lindt & Spruengli Chocolate Works Ltd. .....................         Switzerland               21,900       11,702,490
                                                                                                          ------------
                                                                                                            25,564,651
                                                                                                          ------------
GAS UTILITIES 1.2%
Gas Authority of India Ltd., GDR, 144A......................            India               1,280,500        9,123,563
                                                                                                          ------------

 14
PAGE
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2001 (UNAUDITED) (CONT.)

                                                                       COUNTRY              SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
Medison Co. Ltd. ...........................................         South Korea            1,071,580     $  4,144,138
Moulin International Holdings Ltd. .........................          Hong Kong            43,854,000        3,542,099
                                                                                                          ------------
                                                                                                             7,686,237
                                                                                                          ------------
HEALTH CARE PROVIDERS & SERVICES 2.8%
*eBenX Inc. ................................................        United States             576,000        3,240,000
OPG Groep NV................................................         Netherlands              180,000        5,627,948
*Quorum Health Group Inc. ..................................        United States             707,000       11,798,063
                                                                                                          ------------
                                                                                                            20,666,011
                                                                                                          ------------
*HOTELS RESTAURANTS & LEISURE .8%
Prime Hospitality Corp. ....................................        United States             492,000        6,273,000
                                                                                                          ------------
HOUSEHOLD DURABLES 3.5%
Bang & Olufsen Holding AS, B................................           Denmark                 71,800        2,918,717
LG Electronics Inc. ........................................         South Korea              500,000        5,661,431
Sangetsu Co. Ltd. ..........................................            Japan                 184,000        2,473,831
*Schuler Homes Inc. ........................................        United States             705,000        9,165,000
+Techtronic Industries Co. Ltd. ............................          Hong Kong            29,104,621        6,231,454
                                                                                                          ------------
                                                                                                            26,450,433
                                                                                                          ------------
HOUSEHOLD PRODUCTS 3.7%
Alberto-Culver Co., A.......................................        United States             396,150       13,350,255
Dial Corp. .................................................        United States             772,800       10,873,296
McBride PLC.................................................        United Kingdom          3,800,000        3,233,529
                                                                                                          ------------
                                                                                                            27,457,080
                                                                                                          ------------
INDUSTRIAL CONGLOMERATES 1.4%
Aalberts Industries NV......................................         Netherlands              454,000       10,646,202
                                                                                                          ------------
INSURANCE 4.2%
Enhance Financial Services Group Inc. ......................        United States             290,000        3,900,500
Mutual Risk Management Ltd. ................................           Bermuda                990,485       11,242,005
Radian Group Inc. ..........................................        United States             260,000       16,081,000
                                                                                                          ------------
                                                                                                            31,223,505
                                                                                                          ------------
*INTERNET SOFTWARE & SERVICES 2.3%
Chinadotcom Corp., A........................................          Hong Kong               410,300        1,833,528
GoAmerica Inc. .............................................        United States             220,765          986,544
KPMG Consulting Inc. .......................................        United States             300,000        6,918,750
Netease.com Inc., ADR.......................................            China                 425,000          823,438
Pfsweb Inc. ................................................        United States             448,650          448,650
Preview Systems Inc. .......................................        United States             649,500        1,907,906
Sohu.com Inc. ..............................................            China                 610,570          763,213
Vicinity Corp. .............................................        United States           1,308,300        3,270,750
                                                                                                          ------------
                                                                                                            16,952,779
                                                                                                          ------------

                                                                              15
PAGE
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2001 (UNAUDITED) (CONT.)

                                                                       COUNTRY              SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
*IT CONSULTING & SERVICES 1.5%
Complete Business Solutions Inc. ...........................        United States             532,000     $  5,286,750
Computer Horizons Corp. ....................................        United States             630,000        2,362,500
Gartner Inc., B.............................................        United States             500,000        4,050,000
                                                                                                          ------------
                                                                                                            11,699,250
                                                                                                          ------------
LEISURE EQUIPMENT & PRODUCTS .1%
Amer Group Ltd., A..........................................           Finland                 25,000          586,245
                                                                                                          ------------
MACHINERY 6.9%
Bucher Industries AG........................................         Switzerland                4,226        3,580,329
IHC Caland NV...............................................         Netherlands              142,300        7,537,478
METSO OYJ...................................................           Finland                381,600        4,158,392
SIG Schweiz Industrie-Gesellschaft Holding AG...............         Switzerland               19,800       12,412,681
Swisslog Holding AG.........................................         Switzerland               10,000        3,582,303
Wagon PLC...................................................        United Kingdom          2,377,400        5,948,986
Weir Group PLC..............................................        United Kingdom          4,073,412       14,687,219
                                                                                                          ------------
                                                                                                            51,907,388
                                                                                                          ------------
MARINE .8%
Sea Containers Ltd., A......................................        United Kingdom            274,620        5,684,634
                                                                                                          ------------
MEDIA 5.0%
Hollinger International Inc., A.............................        United States             694,280       11,316,764
*L90 Inc. ..................................................        United States             774,400        2,710,400
*Scholastic Corp. ..........................................        United States             326,400       13,953,600
True North Communications Inc. .............................        United States             245,000        9,432,500
                                                                                                          ------------
                                                                                                            37,413,264
                                                                                                          ------------
METALS & MINING .7%
AK Steel Holding Corp. .....................................        United States             540,000        5,146,200
                                                                                                          ------------
MULTILINE RETAIL 2.2%
Hudsons Bay Co. ............................................            Canada                596,900        6,979,690
Sa des Galeries Lafayette...................................            France                 55,400        9,791,784
                                                                                                          ------------
                                                                                                            16,771,474
                                                                                                          ------------
*OIL & GAS .3%
Canadian Natural Resources Ltd. ............................            Canada                 73,421        2,066,801
                                                                                                          ------------
PAPER & FOREST PRODUCTS 3.4%
+Crown Van Gelder Papierfabrieken NV........................         Netherlands              373,600        3,865,076
Hung Hing Printing Group Ltd. ..............................          Hong Kong            17,271,508        7,417,986
Metsa Serla OY, B...........................................           Finland                918,460        6,292,384
Munksjo AB..................................................            Sweden              1,300,000        8,259,632
                                                                                                          ------------
                                                                                                            25,835,078
                                                                                                          ------------

 16
PAGE
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2001 (UNAUDITED) (CONT.)

                                                                       COUNTRY              SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
*PHARMACEUTICALS .4%
Orion Yhtyma OYJ, B.........................................           Finland                127,250     $  2,761,649
                                                                                                          ------------
*REAL ESTATE 1.4%
Corporacion Geo SA, B.......................................            Mexico              3,600,000        3,590,726
Inversiones y Representacion SA.............................          Argentina             3,455,827        5,910,055
Inversiones y Representacion SA, GDR........................          Argentina                43,279          737,907
                                                                                                          ------------
                                                                                                            10,238,688
                                                                                                          ------------
ROAD & RAIL 1.9%
Seino Transportation Co. Ltd. ..............................            Japan               1,487,000        6,072,492
Stagecoach Holdings PLC.....................................        United Kingdom          6,000,000        6,425,234
*Transportes Azkar SA.......................................            Spain                 308,133        1,708,654
                                                                                                          ------------
                                                                                                            14,206,380
                                                                                                          ------------
*SOFTWARE .3%
Synquest Inc. ..............................................        United States             320,000        2,240,000
                                                                                                          ------------
SPECIALTY RETAIL 8.1%
Danske Traelast AS..........................................           Denmark                107,000        8,435,627
Dickson Concepts International Ltd. ........................          Hong Kong             5,500,000        1,868,614
Giordano International Ltd. ................................          Hong Kong            50,497,348       29,780,869
+*Goodys Family Clothing Inc. ..............................        United States           2,065,100       12,390,600
Lex Service PLC.............................................        United Kingdom          1,296,000        8,186,916
                                                                                                          ------------
                                                                                                            60,662,626
                                                                                                          ------------
TRADING COMPANIES & DISTRIBUTORS 3.4%
Internatio-Muller NV........................................         Netherlands              628,092       13,717,835
Samsung Corp. ..............................................         South Korea            2,100,000       11,972,729
                                                                                                          ------------
                                                                                                            25,690,564
                                                                                                          ------------
*WIRELESS TELECOMMUNICATION SERVICES .5%
Millicom International Cellular SA..........................          Luxembourg              150,000        3,731,250
                                                                                                          ------------
TOTAL COMMON STOCKS (COST $629,277,181).....................                                               677,246,666
                                                                                                          ------------
PREFERRED STOCKS 3.0%
Brasil Telecom SA, pfd. ....................................            Brazil            423,287,265        2,982,793
*Celular CRT Participacoes SA, A, pfd. .....................            Brazil              9,235,845        3,850,762
Hugo Boss AG, pfd. .........................................           Germany                 48,300       15,989,995
                                                                                                          ------------
TOTAL PREFERRED STOCKS (COST $13,384,052)...................                                                22,823,550
                                                                                                          ------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST
  $642,661,233).............................................                                               700,070,216
                                                                                                          ------------

                                                                              17
PAGE
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2001 (UNAUDITED) (CONT.)

                                                                                           PRINCIPAL
                                                                       COUNTRY             AMOUNT**          VALUE
----------------------------------------------------------------------------------------------------------------------
(a)REPURCHASE AGREEMENTS 6.9%
Barclays Bank PLC, 5.33%, 3/01/01 (Maturity Value
  $38,162,649)
  Collateralized by U.S. Treasury Bills, Notes and Bonds,
    and U.S. Government Agency Securities...................        United States         $38,157,000     $ 38,157,000
Dresdner Bank AG, 5.30%, 3/01/01 (Maturity Value
  $13,759,025)
  Collateralized by U.S. Treasury Bills, Notes and Bonds,
    and U.S. Government Agency Securities...................        United States          13,757,000       13,757,000
                                                                                                          ------------
TOTAL REPURCHASE AGREEMENTS (COST $51,914,000)..............                                                51,914,000
                                                                                                          ------------
TOTAL INVESTMENTS (COST $694,575,233) 100.1%................                                               751,984,216
OTHER ASSETS, LESS LIABILITIES (.1%)........................                                                  (943,630)
                                                                                                          ------------
TOTAL NET ASSETS 100.0%.....................................                                              $751,040,586
                                                                                                          ============

*Non-income producing.
**Securities denominated in U.S. dollars.
+The Investment Company Act of 1940 defines "affiliated persons" to include any persons, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. Investments in "affiliated persons" at February 28, 2001 were $25,897,774.
(a)At February 28, 2001, all repurchase agreements held by the Fund had been entered into on that date.
                       See Notes to Financial Statements.
 18
PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2001 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $694,575,233)....    $751,984,216
 Receivables:
  Investment securities sold................................       4,299,741
  Capital shares sold.......................................       1,548,868
  Dividends and interest....................................       1,373,308
                                                                ------------
      Total assets..........................................     759,206,133
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................         631,460
  Capital shares redeemed...................................       6,355,907
  To affiliates.............................................         690,354
 Funds advanced by custodian................................           1,681
 Deferred tax liabilities (Note 1f).........................          95,186
 Accrued expenses...........................................         390,959
                                                                ------------
      Total liabilities.....................................       8,165,547
                                                                ------------
Net assets, at value........................................    $751,040,586
                                                                ============
Net assets consist of:
 Undistributed net investment income........................    $   (645,071)
 Net unrealized appreciation................................      57,313,797
 Accumulated net realized gain..............................      34,025,069
 Capital shares.............................................     660,346,791
                                                                ------------
Net assets, at value........................................    $751,040,586
                                                                ============
CLASS A:
 Net asset value per share ($724,359,418 / 112,530,634
   shares outstanding)......................................           $6.44
                                                                ============
 Maximum offering price per share ($6.44 / 94.25%)..........           $6.83
                                                                ============
CLASS B:
 Net asset value and maximum offering price per share
  ($316,677 / 49,893 shares outstanding)*...................           $6.35
                                                                ============
CLASS C:
 Net asset value per share ($16,849,546 / 2,647,639 shares
  outstanding)*.............................................           $6.36
                                                                ============
 Maximum offering price per share ($6.36 / 99.00%)..........           $6.42
                                                                ============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($9,514,945 / 1,476,419 shares outstanding)...............           $6.45
                                                                ============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
                                                                              19
PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $348,558)
 Dividends..................................................    $ 3,489,611
 Interest...................................................      1,431,555
                                                                -----------
      Total investment income...............................                   $  4,921,166
Expenses:
 Management fees (Note 3)...................................      2,958,157
 Administrative fees (Note 3)...............................        530,779
 Distribution fees (Note 3)
  Class A...................................................        949,617
  Class B...................................................          1,902
  Class C...................................................         84,400
 Transfer agent fees (Note 3)...............................        711,000
 Custodian fees.............................................        133,700
 Reports to shareholders....................................         43,500
 Registration and filing fees...............................         26,000
 Professional fees..........................................         67,600
 Directors' fees and expenses...............................         53,400
 Other......................................................          4,550
                                                                -----------
      Total expenses........................................                      5,564,605
                                                                               ------------
            Net investment loss.............................                       (643,439)
                                                                               ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     19,475,811
  Foreign currency transactions.............................       (594,381)
                                                                -----------
      Net realized gain.....................................                     18,881,430
 Net unrealized appreciation (depreciation) on:
  Investments...............................................    (84,683,516)
  Deferred taxes (Note 1f)..................................        167,939
                                                                -----------
      Net unrealized depreciation...........................                    (84,515,577)
                                                                               ------------
Net realized and unrealized loss............................                    (65,634,147)
                                                                               ------------
Net decrease in net assets resulting from operations........                   $(66,277,586)
                                                                               ============

                       See Notes to Financial Statements.
 20
PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                FEBRUARY 28, 2001         YEAR ENDED
                                                                   (UNAUDITED)          AUGUST 31, 2000
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss)..............................      $    (643,439)        $   16,310,779
  Net realized gain from investments and foreign currency
   transactions.............................................         18,881,430             43,671,047
  Net unrealized appreciation (depreciation) on investments
   and deferred taxes.......................................        (84,515,577)            28,008,040
                                                                ---------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................        (66,277,586)            87,989,866

 Distributions to shareholders from:
  Net investment income:
   Class A..................................................        (12,720,432)           (24,567,426)
   Class B..................................................             (5,944)                (4,026)
   Class C..................................................           (165,575)              (334,497)
   Advisor Class............................................           (168,936)              (167,074)
  Net realized gains:
   Class A..................................................        (22,795,814)           (56,072,249)
   Class B..................................................            (13,773)               (10,395)
   Class C..................................................           (514,531)            (1,514,644)
   Advisor Class............................................           (271,853)              (328,140)
                                                                ---------------------------------------
 Total distributions to shareholders........................        (36,656,858)           (82,998,451)

 Capital share transactions (Note 2):
   Class A..................................................       (129,137,864)          (112,391,262)
   Class B..................................................           (164,474)               284,167
   Class C..................................................         (1,481,372)            (8,468,081)
   Advisor Class............................................            493,002              3,881,826
                                                                ---------------------------------------
 Total capital share transactions...........................       (130,290,708)          (116,693,350)
    Net decrease in net assets..............................       (233,225,152)          (111,701,935)

Net assets:
 Beginning of period........................................        984,265,738          1,095,967,673
                                                                ---------------------------------------
 End of period..............................................      $ 751,040,586         $  984,265,738
                                                                =======================================

Undistributed net investment income included in net assets:
 End of period..............................................      $    (645,071)        $   13,059,255
                                                                =======================================

                       See Notes to Financial Statements.
                                                                              21
PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Smaller Companies Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund will invest primarily in the equity securities of smaller companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

 22
PAGE
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

f. DEFERRED TAXES:

Deferred taxes are recorded for estimated tax liabilities inherent in the Fund's portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At February 28, 2001, there were 1.5 billion shares authorized ($0.20 par value) of which 750 million, 100 million, 550 million, and 100 million were designated as Class A shares, Class B shares, Class C shares, and Advisor Class shares, respectively. Transactions in the Fund's shares were as follows:

                                                            SIX MONTHS ENDED                          YEAR ENDED
                                                            FEBRUARY 28, 2001                       AUGUST 31, 2000
                                                      ---------------------------------------------------------------------
                                                         SHARES          AMOUNT                SHARES           AMOUNT
                                                         -------------------------------------------------------------
CLASS A SHARES:
Shares sold.........................................   126,933,206    $ 825,610,194          648,287,682    $ 4,625,765,024
Shares issued on reinvestment of distributions......     4,996,349       30,692,323           10,545,804         69,941,217
Shares redeemed.....................................  (149,964,493)    (985,440,381)        (671,505,503)    (4,808,097,503)
                                                      ---------------------------------------------------------------------
Net decrease........................................   (18,034,938)   $(129,137,864)         (12,672,017)   $  (112,391,262)
                                                      =====================================================================

                                                                              23
PAGE
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

                                                            SIX MONTHS ENDED                          YEAR ENDED
                                                            FEBRUARY 28, 2001                       AUGUST 31, 2000
                                                      ---------------------------------------------------------------------
                                                         SHARES          AMOUNT                SHARES           AMOUNT
                                                         -------------------------------------------------------------
CLASS B SHARES:
Shares sold.........................................       140,999    $     872,022              124,024    $       871,758
Shares issued on reinvestment of distributions......         3,235           19,643                2,187             14,422
Shares redeemed.....................................      (166,450)      (1,056,139)             (83,972)          (602,013)
                                                      ---------------------------------------------------------------------
Net increase (decrease).............................       (22,216)   $    (164,474)              42,239    $       284,167
                                                      =====================================================================

                                                            SIX MONTHS ENDED                          YEAR ENDED
                                                            FEBRUARY 28, 2001                       AUGUST 31, 2000
                                                      ---------------------------------------------------------------------
                                                         SHARES          AMOUNT                SHARES           AMOUNT
                                                         -------------------------------------------------------------
CLASS C SHARES:
Shares sold.........................................     1,581,692    $  10,373,547            4,746,433    $    33,310,308
Shares issued on reinvestment of distributions......        99,628          606,093              245,032          1,609,170
Shares redeemed.....................................    (1,915,108)     (12,461,012)          (6,171,879)       (43,387,559)
                                                      ---------------------------------------------------------------------
Net decrease........................................      (233,788)   $  (1,481,372)          (1,180,414)   $    (8,468,081)
                                                      =====================================================================

                                                            SIX MONTHS ENDED                          YEAR ENDED
                                                            FEBRUARY 28, 2001                       AUGUST 31, 2000
                                                      ---------------------------------------------------------------------
                                                         SHARES          AMOUNT                SHARES           AMOUNT
                                                         -------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.........................................       197,536    $   1,257,218            3,149,686    $    22,532,444
Shares issued on reinvestment of distributions......        71,493          439,175               73,990            491,828
Shares redeemed.....................................      (192,401)      (1,203,391)          (2,663,832)       (19,142,446)
                                                      ---------------------------------------------------------------------
Net increase........................................        76,628    $     493,002              559,844    $     3,881,826
                                                      =====================================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

 24
PAGE
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays monthly an investment management fee to TIC of 0.75% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At February 28, 2001, unreimbursed costs were $607,409. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the year of $26,997 and $54,070, respectively.

4. INCOME TAXES

At February 28, 2001, the net unrealized appreciation based on the cost of investments for income tax purposes of $694,740,235 was as follows:

Unrealized appreciation.....................................  $ 189,024,171
Unrealized depreciation.....................................   (131,780,190)
                                                              -------------
Net unrealized appreciation.................................  $  57,243,981
                                                              =============

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and losses realized subsequent to October 31, on the sale of foreign currencies.

At August 31, 2000, the Fund had deferred currency losses occurring subsequent to October 31, 1999 of $933,381. For tax purposes, such losses will be reflected in the year ending August 31, 2001.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 2001 aggregated $109,110,893 and $179,058,112, respectively.

                                                                              25
PAGE


[FRANKLIN TEMPLETON LOGO]

SEMIANNUAL REPORT

PRINCIPAL UNDERWRITER

Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Global Smaller Companies Fund, Inc. prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

103 S01 04/01

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